LONG-TERM DEBT (Details 1) - 2022 Unsecured Notes [Member]	12 Months Ended
Dec. 31, 2017
2017
Long Term Debt [Line Items]
Redemption price percentage of borrowings	103.13%
2018
Long Term Debt [Line Items]
Redemption price percentage of borrowings	102.08%
2019
Long Term Debt [Line Items]
Redemption price percentage of borrowings	101.04%
2020 and thereafter
Long Term Debt [Line Items]
Redemption price percentage of borrowings	100.00%